Employee benefit plan (Details) - USD ($)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefit plan
Maximum employer match, as a percent of employee compensation	4.00%
Contributions paid		$ 174,184	$ 150,090	$ 93,160
Simple Individual Retirement Account ("IRA") Retirement Plan
Employee benefit plan
Minimum earnings to participate, prior year			$ 5,000
Minimum earnings to participate, current year		$ 5,000
Employer match, as percentage of employee compensation		3.00%
harbor 401(k) contribution plan
Employee benefit plan
Consecutive service period to participate	3 months
Service period for full vesting	6 years
harbor 401(k) contribution plan | First base salary
Employee benefit plan
Employer match, as percentage of employee contribution	3.00%
harbor 401(k) contribution plan | Next base salary
Employee benefit plan
Employer match, as percentage of employee contribution	2.00%
Maximum employer match, as a percent of employee compensation	4.00%
harbor 401(k) contribution plan | Maximum | First base salary
Employee benefit plan
Employer match, as percentage of employee contribution	100.00%
harbor 401(k) contribution plan | Minimum | First base salary
Employee benefit plan
Employer match, as percentage of employee contribution	50.00%